Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2023 Pay Versus Performance
The following table and supporting narrative contain information regarding “compensation actually paid” to our NEOs and the relationship to company performance.
Pay Versus Performance Table

		Compensation Actually Paid to PEO 1 (Hess) ($) (1) (2) (8)	Summary Compensation Table Total for PEO 2 (Haley) ($) (3)	Compensation Actually Paid to PEO 2 (Haley) ($) (2) (3) (8)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (4) (8)	Value of Initial Fixed $100 Investment on December 31, 2019 Based On:		Net Income ($) (6)	Adjusted Net Revenue ($) (7)
Year	Summary Compensation Table Total for PEO 1 (Hess) ($) (1)						Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (5)

2023	12,668,832	17,266,044	N/A	N/A	3,186,370	3,309,249	126	137	1,055	9,466

2022	10,728,900	11,413,081	N/A	N/A	2,777,755	3,077,416	126	118	1,009	8,824

2021	N/A	N/A	20,337,292	14,552,522	3,678,933	2,107,221	121	132	4,222	8,985

2020	N/A	N/A	20,732,005	18,765,840	3,993,331	3,023,132	106	107	996	8,378
Notes:

(1)	Reflects compensation for our Chief Executive Officer, Mr. Hess, who served as our Principal Executive Officer (PEO) in 2022 and 2023.

(2)
“Compensation actually paid” has been calculated in accordance with the rules outlined under Item 402(v)(2) of Regulation S-K. Details of the adjustments made to reported Summary Compensation Table total compensation for 2023 to determine “compensation actually paid” are summarized below in footnote (8).

(3)	Reflects compensation for our former Chief Executive Officer, Mr. Haley, who served as our PEO in 2021 and 2020.

(4)	Reflects compensation for the following non-PEO NEOs:

•	2023 and 2022 : Mr. Krasner, Ms. Gebauer, Mr. Garrard and Mr. Furman

•	2021 : Mr. Krasner, Mr. Burwell, Mr. Hess, Ms. Gebauer and Mr. Furman

•	2020 : Mr. Burwell, Mr. Hess, Ms. Gebauer and Mr. Wickes

(5)	The peer group used for TSR comparisons reflects our compensation benchmarking peer group as disclosed in the CD&A for each year. The peer group comprises the following companies for each year:

•
2023 and 2022
: Aon plc, Arthur J. Gallagher & Co., Automatic Data Processing, Inc., Booz Allen Hamilton Holding Corporation, Cognizant Technology Solutions Corporation, Conduent Incorporated, Fidelity National Financial, Inc., Fidelity National Information Services, Inc., First American Financial Corporation, Fiserv, Inc., Marsh & McLennan Companies, Inc., Principal Financial Group, Inc., Robert Half Inc., S&P Global Inc., The Hartford Financial Services Group, Inc., Unum Group.

•
2021 and 2020
: Aon plc, Arthur J. Gallagher & Co., Automatic Data Processing, Inc., Booz Allen Hamilton Holding Corporation, Cognizant Technology Solutions Corporation, Conduent Incorporated, Fidelity National Financial, Inc., Fidelity National Information Services, Inc., First American Financial Corporation, Fiserv, Inc., Marsh & McLennan Companies, Inc., Nielsen Holdings plc, Principal Financial Group, Inc., Robert Half Inc., S&P Global Inc., The Hartford Financial Services Group, Inc., Unum Group.

The only change in the peer group between 2023 and 2022 and the prior two years is the removal of Nielsen Holdings plc, which ceased trading during the year. As a result of this, it is not possible to calculate TSR for the 2020 and 2021 group in 2022 and 2023, given no data for Nielsen Holdings plc is available.

(6)	Reflects WTW’s consolidated reported net income in millions, calculated on a GAAP basis, as reported in our Annual Report on Form 10-K for the relevant year.

(7)
Adjusted Net Revenue, reported in millions, has been designated as the “Company-Selected Measure” for 2023, in accordance with SEC rules. Adjusted Net Revenue, which is a non-GAAP measure, is the Company’s reported revenue on a U.S. GAAP basis for the fiscal year ended December 31, 2023, excluding the impact of acquisitions during the same period.

(8)	The following adjustments were made to Summary Compensation Table total compensation to determine “compensation actually paid” for our NEOs:

	2023
Adjustments	PEO ($)	Other NEO Average ($)
Summary Compensation Table Total	12,668,832	3,186,370
Deduction for amount reported in “Share Awards” column of the Summary Compensation Table	(8,499,764)	(1,336,766)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding (a)	11,799,950	1,820,795
Addition or deduction of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding (a)	1,285,381	(76,705)
Deduction of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY (a)	(112,103)	(327,380)
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	244,558	43,719
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	(156,923)	(15,329)
Addition for the Service Cost attributable to services rendered during the FY (b)	36,113	14,545
Compensation Actually Paid	17,266,044	3,309,249

(a)
The equity awards included above comprise PSUs and RSUs granted from 2020 through 2023. The fair values of the equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our common shares as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of PSU awards was estimated using the closing price of our common shares as of the last day of the applicable year and adjusted for management’s estimate of performance as of the end of the year.

(b)
For disclosures of all significant assumptions used by the Willis Towers Watson Pension Plan for U.S. employees, please refer to our consolidated financial statements including in our Annual Report on Form 10-K for the year ended December 31, 2023. The table below provides a limited summary of the assumptions used to determine service costs for the purposes of “compensation actually paid”:

Year	Effective Discount Rate	Assumed Salary Increase Rate

2023	5.48%	4.25%

Company Selected Measure Name	Adjusted Net Revenue
Named Executive Officers, Footnote
(4)	Reflects compensation for the following non-PEO NEOs:

•	2023 and 2022 : Mr. Krasner, Ms. Gebauer, Mr. Garrard and Mr. Furman

•	2021 : Mr. Krasner, Mr. Burwell, Mr. Hess, Ms. Gebauer and Mr. Furman

•	2020 : Mr. Burwell, Mr. Hess, Ms. Gebauer and Mr. Wickes

Peer Group Issuers, Footnote
(5)	The peer group used for TSR comparisons reflects our compensation benchmarking peer group as disclosed in the CD&A for each year. The peer group comprises the following companies for each year:

•
2023 and 2022
: Aon plc, Arthur J. Gallagher & Co., Automatic Data Processing, Inc., Booz Allen Hamilton Holding Corporation, Cognizant Technology Solutions Corporation, Conduent Incorporated, Fidelity National Financial, Inc., Fidelity National Information Services, Inc., First American Financial Corporation, Fiserv, Inc., Marsh & McLennan Companies, Inc., Principal Financial Group, Inc., Robert Half Inc., S&P Global Inc., The Hartford Financial Services Group, Inc., Unum Group.

•
2021 and 2020
: Aon plc, Arthur J. Gallagher & Co., Automatic Data Processing, Inc., Booz Allen Hamilton Holding Corporation, Cognizant Technology Solutions Corporation, Conduent Incorporated, Fidelity National Financial, Inc., Fidelity National Information Services, Inc., First American Financial Corporation, Fiserv, Inc., Marsh & McLennan Companies, Inc., Nielsen Holdings plc, Principal Financial Group, Inc., Robert Half Inc., S&P Global Inc., The Hartford Financial Services Group, Inc., Unum Group.

The only change in the peer group between 2023 and 2022 and the prior two years is the removal of Nielsen Holdings plc, which ceased trading during the year. As a result of this, it is not possible to calculate TSR for the 2020 and 2021 group in 2022 and 2023, given no data for Nielsen Holdings plc is available.

Changed Peer Group, Footnote	The only change in the peer group between 2023 and 2022 and the prior two years is the removal of Nielsen Holdings plc, which ceased trading during the year. As a result of this, it is not possible to calculate TSR for the 2020 and 2021 group in 2022 and 2023, given no data for Nielsen Holdings plc is available.
Adjustment To PEO Compensation, Footnote
(8)	The following adjustments were made to Summary Compensation Table total compensation to determine “compensation actually paid” for our NEOs:

	2023
Adjustments	PEO ($)	Other NEO Average ($)
Summary Compensation Table Total	12,668,832	3,186,370
Deduction for amount reported in “Share Awards” column of the Summary Compensation Table	(8,499,764)	(1,336,766)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding (a)	11,799,950	1,820,795
Addition or deduction of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding (a)	1,285,381	(76,705)
Deduction of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY (a)	(112,103)	(327,380)
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	244,558	43,719
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	(156,923)	(15,329)
Addition for the Service Cost attributable to services rendered during the FY (b)	36,113	14,545
Compensation Actually Paid	17,266,044	3,309,249

(a)
The equity awards included above comprise PSUs and RSUs granted from 2020 through 2023. The fair values of the equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our common shares as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of PSU awards was estimated using the closing price of our common shares as of the last day of the applicable year and adjusted for management’s estimate of performance as of the end of the year.

(b)
For disclosures of all significant assumptions used by the Willis Towers Watson Pension Plan for U.S. employees, please refer to our consolidated financial statements including in our Annual Report on Form 10-K for the year ended December 31, 2023. The table below provides a limited summary of the assumptions used to determine service costs for the purposes of “compensation actually paid”:

Year	Effective Discount Rate	Assumed Salary Increase Rate

2023	5.48%	4.25%

Non-PEO NEO Average Total Compensation Amount	$ 3,186,370	$ 2,777,755	$ 3,678,933	$ 3,993,331
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,309,249	3,077,416	2,107,221	3,023,132
Adjustment to Non-PEO NEO Compensation Footnote
(8)	The following adjustments were made to Summary Compensation Table total compensation to determine “compensation actually paid” for our NEOs:

	2023
Adjustments	PEO ($)	Other NEO Average ($)
Summary Compensation Table Total	12,668,832	3,186,370
Deduction for amount reported in “Share Awards” column of the Summary Compensation Table	(8,499,764)	(1,336,766)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding (a)	11,799,950	1,820,795
Addition or deduction of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding (a)	1,285,381	(76,705)
Deduction of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY (a)	(112,103)	(327,380)
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	244,558	43,719
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	(156,923)	(15,329)
Addition for the Service Cost attributable to services rendered during the FY (b)	36,113	14,545
Compensation Actually Paid	17,266,044	3,309,249

(a)
The equity awards included above comprise PSUs and RSUs granted from 2020 through 2023. The fair values of the equity awards were calculated using valuation assumptions that materially differ from those disclosed at the time of grant, including: (1) the fair value of RSU awards was calculated using the closing price of our common shares as of the last day of the applicable year or on the date of vesting, as applicable; (2) the fair value of PSU awards was estimated using the closing price of our common shares as of the last day of the applicable year and adjusted for management’s estimate of performance as of the end of the year.

(b)
For disclosures of all significant assumptions used by the Willis Towers Watson Pension Plan for U.S. employees, please refer to our consolidated financial statements including in our Annual Report on Form 10-K for the year ended December 31, 2023. The table below provides a limited summary of the assumptions used to determine service costs for the purposes of “compensation actually paid”:

Year	Effective Discount Rate	Assumed Salary Increase Rate

2023	5.48%	4.25%

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid Versus Company and Peer TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus GAAP Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Versus Adjusted Net Revenue
Total Shareholder Return Vs Peer Group	Compensation Actually Paid Versus Company and Peer TSR
Tabular List, Table
Tabular List of Company Performance Measures
The following table alphabetically lists the measures we believe are most important in linking compensation actually paid to company performance during 2023.

Tabular List of Most Important Measures

(1) Adjusted EPS

(2) Adjusted EPS Growth

(3) Adjusted Net Revenue

(4) Adjusted Net Revenue Growth

(5) Adjusted Operating Margin

(6) Free Cash Flow

(7) Relative TSR

Total Shareholder Return Amount	$ 126	126	121	106
Peer Group Total Shareholder Return Amount	137	118	132	107
Net Income (Loss)	$ 1,055,000,000	$ 1,009,000,000	$ 4,222,000,000	$ 996,000,000
Company Selected Measure Amount	9,466,000,000	8,824,000,000	8,985,000,000	8,378,000,000
Effective Discount Rate	5.48%
Assumed Salary Increase Rate	4.25%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Revenue
Non-GAAP Measure Description	Adjusted Net Revenue, reported in millions, has been designated as the “Company-Selected Measure” for 2023, in accordance with SEC rules. Adjusted Net Revenue, which is a non-GAAP measure, is the Company’s reported revenue on a U.S. GAAP basis for the fiscal year ended December 31, 2023, excluding the impact of acquisitions during the same period.
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Net Revenue Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
Measure:: 6
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 7
Pay vs Performance Disclosure
Name	Relative TSR
Mr. Carl Hess [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,668,832	$ 10,728,900
PEO Actually Paid Compensation Amount	$ 17,266,044	$ 11,413,081
PEO Name	Mr. Hess	Mr. Hess
Mr. Haley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 20,337,292	$ 20,732,005
PEO Actually Paid Compensation Amount			$ 14,552,522	$ 18,765,840
PEO Name			Mr. Haley	Mr. Haley
PEO | Mr. Carl Hess [Member] | Share Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,499,764)
PEO | Mr. Carl Hess [Member] | Fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,799,950
PEO | Mr. Carl Hess [Member] | Change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,285,381
PEO | Mr. Carl Hess [Member] | Change In Fair Value At Vesting Date Versus Prior Fy End For Awards Granted In Prior Fy That Vested During The Fy [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,103)
PEO | Mr. Carl Hess [Member] | Dividends or other earnings paid during applicable FY prior to vesting date of underlying award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	244,558
PEO | Mr. Carl Hess [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(156,923)
PEO | Mr. Carl Hess [Member] | Service Cost attributable to services rendered during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,113
Non-PEO NEO | Share Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,336,766)
Non-PEO NEO | Fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,820,795
Non-PEO NEO | Change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,705)
Non-PEO NEO | Change In Fair Value At Vesting Date Versus Prior Fy End For Awards Granted In Prior Fy That Vested During The Fy [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(327,380)
Non-PEO NEO | Dividends or other earnings paid during applicable FY prior to vesting date of underlying award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,719
Non-PEO NEO | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,329)
Non-PEO NEO | Service Cost attributable to services rendered during the FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 14,545